Offerings - Offering: 1	May 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	850,000
Proposed Maximum Offering Price per Unit	4.94
Maximum Aggregate Offering Price	$ 4,199,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 579.89
Offering Note
Note 1.A: Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A Common Stock, par value $0.0001 per share (“Common Stock”), of Owlet, Inc. (the “Registrant”) that become issuable in respect of the securities identified in the table above by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

Note 1.B: Represents 850,000 shares of Common Stock issuable upon settlement of an inducement restricted stock unit award granted by the Registrant.
Note 1.C: Estimated in accordance with Rule 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum price per share and the maximum aggregate offering price are based upon the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on May 5, 2026, which date is within five business days prior to the filing of this Registration Statement.